Benefit Plans - Changes to Benefit Obligations and Fair Value of Plan Assets and Funded Status (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Funded status and amounts recognized in balance sheets
Pension liabilities for underfunded plans	$ (139,567)		$ (139,567)		$ (133,910)	$ (138,764)
Pension Benefits
Changes to PBO or APBO
Benefit obligation at beginning of year			203,384	$ 215,684	215,684	184,445
Service cost	215	$ 202	644	605	809	702
Interest cost	$ 2,172	$ 2,166	6,486	6,498	8,681	8,995
Actuarial (gain) loss					(8,004)	35,084
Benefit payments					(13,786)	(13,542)
Benefit obligation at end of year					203,384	215,684
Changes to fair value of plan assets
Fair value of plan assets at beginning of year			89,161	96,528	96,528	98,359
Actual return on plan assets					478	5,948
Benefit payments from trust					(7,845)	(7,779)
Fair value of plan assets at end of year					89,161	96,528
Funded status and amounts recognized in balance sheets
Pension liabilities for underfunded plans					(114,223)	(119,156)
Funded status					(114,223)	(119,156)
Other Benefits
Changes to PBO or APBO
Benefit obligation at beginning of year			$ 19,687	$ 19,608	19,608	19,067
Service cost					734	742
Interest cost					770	925
Actuarial (gain) loss					(1,019)	1,471
Benefit payments					(406)	(401)
Amendment						(2,196)
Benefit obligation at end of year					19,687	19,608
Funded status and amounts recognized in balance sheets
Pension liabilities for underfunded plans					(19,687)	(19,608)
Funded status					$ (19,687)	$ (19,608)